Property and Equipment (Details) - USD ($)	May 31, 2018	Feb. 28, 2018	Feb. 28, 2017
Property And Equipment Details Abstract
Office equipment and furniture	$ 42,745	$ 43,088	$ 528,034
Less accumulated depreciation	(22,272)	(20,655)	(526,222)
Property and equipment, net	$ 20,473	$ 22,433	$ 1,812